PATRICIA A. BINGHAM
Direct Dial: (614) 470-8059
patricia.bingham@fund.bisys.com



January 3, 2001



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:     THE VALIANT FUND (THE "CORPORATION")
---     ------------------------------------
        File Nos:  33-59840/811-7582

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus relating to The Valiant Fund U.S. Treasury Money Market Portfolio, The Valiant Fund U.S. Treasury Income Portfolio, The Valiant Fund General Money Market Portfolio, and The Valiant Fund Tax-Exempt Money Market Portfolio and the Corporation's Statement of Additional Information, each dated December 29, 2000, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Corporation's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on December 22, 2000.

Please contact the undersigned at (614) 470-8059 or, in my absence, Robert L. Tuch at (614) 470-8082 with any questions. Thank you.

Sincerely,


Patricia A. Bingham
Senior Paralegal